Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Prepaid and input VAT	11,652	33,793
Inventory	14,153	14,240
Prepaid expenses(1)	25,153	13,394
Receivables from third-party payment agencies	16,271	12,984
Interest receivables	6,861	12,239
Deposits(2)	11,043	9,807
Other receivables	3,678	4,118
Prepaid marketing expenses	4,829	3,489
Staff advances	1,569	1,253
Others	3,063	3,701
Total	98,272	109,018

(1)
Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.
(2)
Represented rental deposits and deposits for search engine marketing activities which all being refundable within one year.